Stock Plans, Share-Based Payments And Warrants (Warrants, Private Placement And Shareholders' Rights Offering) (Narrative) (Details) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended								12 Months Ended				1 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended
	Mar. 11, 2011	Mar. 10, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Aug. 31, 2009 Class D Warrants [Member]	Jun. 30, 2009 Class D Warrants [Member]	Dec. 31, 2012 Class D Warrants [Member]	Dec. 31, 2007 Class D Warrants [Member]	Dec. 31, 2011 Class D Warrants [Member]	Dec. 31, 2010 Class D Warrants [Member]	Dec. 31, 2012 Class D Warrants - Lambda [Member]	Dec. 31, 2011 Class D Warrants - Lambda [Member]	Dec. 31, 2010 Class D Warrants - Lambda [Member]	Dec. 31, 2007 Class D Warrants - Lambda [Member]	Dec. 31, 2012 Class D Warrants - Other [Member]	Dec. 31, 2011 Class D Warrants - Other [Member]	Dec. 31, 2010 Class D Warrants - Other [Member]	Dec. 31, 2007 Class D Warrants - Other [Member]	Jun. 30, 2009 Placement Agent Warrants [Member]	Dec. 31, 2012 Placement Agent Warrants [Member]	Dec. 31, 2007 Placement Agent Warrants [Member]	Dec. 31, 2011 Placement Agent Warrants [Member]	Jul. 24, 2009 July 2009 Warrants [Member]	Dec. 31, 2012 July 2009 Warrants [Member]	Dec. 31, 2011 July 2009 Warrants [Member]	Dec. 31, 2012 Shareholder Rights Offering Warrants [Member]	Dec. 31, 2011 Shareholder Rights Offering Warrants [Member]	Mar. 11, 2011 Lambda Investors [Member]	Dec. 31, 2007 NSC [Member]	Dec. 31, 2007 Dinosaur [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of outstanding warrants		0.40		0.45	0.45								0.40				0.40					0.40	14.10		22.40	22.40		0.40
Shares purchased through warrant	4,590,171	2,782,577								455,628						359,541				96,087			87,819
Proceeds from issuance of warrant										$ 3,763,000													$ 1,047,000		$ 1,251,000
Warrants exercised									161,708												81,335							1,096,313	436,668
Warrants cancelled					7,372,348
Warrants outstanding	4,964,854			14,679,971	16,452,368				8,806,575		9,253,772	369,478	8,806,575	8,806,575	359,541			447,197	9,937					228,887		33,629	33,629	3,057,190	4,153,503
Common stock, shares issued		3,009,711					54,561														36,913
Outstanding warrants exercised									352,034								352,034
Proceeds from the exercise of warrants				503,000	174,000				65,000																			438,000	174,000
Warrants exercised under cashless exercise provision								86,150	190,326
Warrants issued, shares																									33,629
Warrants issued as a percentage of common stock purchased by investors																									50.00%
Cash fee, percentage						8.00%																									1.75%	6.25%
Warrant term																						5 years
Percentage of company's common stock available for purchase to placement agents						10.00%
Common stock distributed through private placement																									67,258
Common stock sold, price per share																									$ 18.60
Gross proceeds from private placement			3,200,000																											1,200,000
Net proceeds from private placement		537,000	2,300,000
Subscribed units	4,964,854
Per unit purchase price	$ 0.40
Proceeds from the sale of rights, approximate	2,000,000
Warrants to purchase common stock	4,964,854			14,679,971	16,452,368				8,806,575		9,253,772	369,478	8,806,575	8,806,575	359,541			447,197	9,937					228,887		33,629	33,629	3,057,190	4,153,503
Warrants for purchase of common stock, exercised, approximate	4,590,171	2,782,577								455,628						359,541				96,087			87,819
Private placement sale of common stock, shares	3,009,711
Number of shares per unit		1
Number of shares per warrant		0.924532845
Due to Lambda		$ 666,650
Stock split conversion ratio			0.05